Other Disclosures - Severance Payments (Details) - Executive Management - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Shareholdings By Board Of Directors And Executive Management [Line items]
Employee notice period	1 year
Total impact on financial position on termination of services	kr 145	kr 105
Bottom of range [member]
Shareholdings By Board Of Directors And Executive Management [Line items]
Number of period, termination severance payment	1 year
Top of range [member]
Shareholdings By Board Of Directors And Executive Management [Line items]
Number of period, termination severance payment	2 years
Employee notice period	2 years
Termination compensation period due to change in control	2 years
Total impact on financial position on termination of services	kr 72	kr 52	kr 46